Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Gold dore on hand	10,216	‐
Gold‐in‐process	2,229	‐
Ore stockpiles	12,117	‐
Supplies	18,268	‐
Total inventories	42,830	-